Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.77%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		996	$99,869
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,014	97,195
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,682	48,627
Vanguard Short-Term Treasury ETF (a)............................................................................		1,683	97,261
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $353,488)			342,952
		Notional
PURCHASED OPTIONS - 118.20% (b)(c)	Contracts	Amount

CALL OPTIONS - 104.40%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $385.45......................................	19	$681,264	17,126
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.39..........................................	26	932,256	930,924
PUT OPTIONS - 13.80%			948,050

iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $108.68...................	88	901,560	75,952
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price
$105.45................................................................................................................	90	922,050	48,577
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $154.57.......................................	26	932,256	797
TOTAL PURCHASED OPTIONS (Cost $1,111,898)			125,326
			1,073,376
Total Investments (Cost $1,465,386) - 155.97%............................................................			1,416,328
Liabilities in Excess of Other Assets - (55.97)%.............................................................			(508,328)
....................................................................................TOTAL NET ASSETS - 100.00%			$908,000

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,952.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	1/10/2023	$154.57	26	$(932,256)	$(533,930)
PUT OPTIONS					(533,930)

iShares 20+ Year Treasury Bond ETF...............	1/10/2023	$114.40	88	(901,560)	(114,992)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	1/10/2023	$111.00	90	(922,050)	(89,991)
S&P 500® Mini Index...................................	1/10/2023	$346.91	26	(932,256)	(37,086)
TOTAL OPTIONS WRITTEN (Premiums Received $727,763)					(242,069)
					$(775,999)